Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Provision for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 2,614		$ 2,108		$ 1,982
Additions Changes in allowances, charges to expenses and changes to other accounts	2,375	[1]	2,045	[1]	1,899	[1]
Deductions	(2,232)	[2]	(1,539)	[2]	(1,773)	[2]
Balance at end of period	2,757		2,614		2,108
Provision for billing adjustments
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,297		2,037		2,560
Additions Changes in allowances, charges to expenses and changes to other accounts	(376)	[1]	(991)	[1]	(347)	[1]
Deductions	(294)	[2]	251	[2]	(176)	[2]
Balance at end of period	627		1,297		2,037
Transaction processing accruals - processing errors
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,724		5,322		5,140
Additions Changes in allowances, charges to expenses and changes to other accounts	7,458	[3]	2,803	[3]	3,763	[3]
Deductions	(6,773)	[2]	(6,401)	[2]	(3,581)	[2]
Balance at end of period	2,409		1,724		5,322
Deferred tax valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	19,400		19,207		15,434
Additions Changes in allowances, charges to expenses and changes to other accounts	549	[4]	526	[4]	5,384	[4]
Deductions			(333)	[5]	(1,611)	[5]
Balance at end of period	19,949		19,400		19,207
Provision for Fraud Losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Additions Changes in allowances, charges to expenses and changes to other accounts	19,737	[3],[6]
Deductions	(13,953)	[2]
Balance at end of period	$ 5,784

[1]	Amount reflected includes charges to (recoveries of) bad debt expense which are classified in selling, general and administrative expenses and the charges for billing adjustment which are recorded against revenues.
[2]	Accounts deemed to be uncollectible and written off during the year as it relates to bad debts. Amounts that relate to billing adjustments and transaction processing accruals reflect actual billing adjustments and processing errors charged against the allowances.
[3]	Amount reflected is the change in transaction processing accruals reflected in cost of services expenses.
[4]	Amount represents an increase in the amount of deferred tax assets, which more likely than not, will not be realized.
[5]	Amount represents a decrease in the amount of deferred tax assets, which more likely than not, will not be realized.
[6]	Includes $7.8 million of fraud losses on July 1, 2013 related to the acquisition of NetSpend.